Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended
	Feb. 06, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock Options Outstanding, Ending Balance		1,567,760
Weighted Average Exercise Price Per Share, Ending Balance		$ 11.39
Weighted Average Remaining Contractual Term (in Years), Ending Balance		9 years 4 months 24 days
Aggregate Intrinsic Value, Ending Balance		$ 15,470
Number of Stock Options Outstanding, Vested and expected to vest		1,567,760
Weighted Average Exercise Price Per Share, Vested and expected to vest, September 30, 2024		$ 11.39
Weighted Average Remaining Contractual Term (in Years), Vested and expected to vest, September 30, 2024		9 years 4 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 15,470
Number of Stock Options Outstanding, Exercisable
Weighted Average Exercise Price Per Share, Exercisable,
Weighted Average Remaining Contractual Term (in Years), Exercisable
Aggregate Intrinsic Value, Exercisable
Stock Options, Granted		1,567,760
Weighted Average Exercise Price Per Share, Granted		$ 11.39
Stock Options, Exercised
Weighted Average Exercise Price Per Share, Exercised
Stock Options, Forfeited
Weighted Average Exercise Price Per Share, Forfeited